SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment, net	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5	—	5
Machinery and equipment	4	—	7
Vehicles	7	—	7
Leasehold improvements	Shorter of the term of the lease or useful life
Property and equipment, net at December 31, 2023 and 2022, respectively, consists of:

	December 31, 2023	December 31, 2022
Computers and software	$3,823	$3,563
Furniture and fixtures	1,291	533
Machinery and equipment	13,985	1,530
Vehicles	173	177
Leasehold improvements	1,308	758
Construction in progress	217	11,943
	$20,797	$18,504
Less - accumulated depreciation and amortization	(3,698)	(1,565)
Total	$17,099	$16,939

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	December 31, 2021
Expected volatility	60.8%	—	69.0%
Risk-Free interest rate	0.53%	—	1.07%
Expected dividend yield	0%
Expected life (years)	5.1